Stock-Based Compensation and Employee Benefits - Schedule of Stock Option Award at the End of the Period (Detail) - Nonqualified Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Dec. 31, 2016
Number of shares
Number of Shares, Granted	8,960	648,301	657,261
Number of Shares, Forfeited			(7,876)
Number of Shares, Ending balance	649,385		649,385
Number of Shares, Options expected to vest	610,940		610,940
Weighted Average Exercise Price
Weighted Average Exercise Price, Granted			$ 25.70
Weighted Average Exercise Price, Forfeited			25.69
Weighted Average Exercise Price, Ending Balance	$ 25.70		25.70
Weighted Average Exercise Price, Options expected to vest	$ 25.70		$ 25.70
Weighted Average Remaining Contractual Term
Weighted Average Remaining Contractual Term, Balance outstanding at end of period			9 years 7 months 28 days
Weighted Average Remaining Contractual Term, Options expected to vest			9 years 7 months 28 days
Aggregate Intrinsic Value, Balance outstanding at end of period	$ 2,647		$ 2,647
Aggregate Intrinsic Value, Options expected to vest	$ 2,491		$ 2,491